EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.09 - Schedule 4

Infinity Loan ID	Loan Number	Redacted ID	Loan Number 2	GSE Eligble Flag	DU/LP Approval	CDFI Flag	Is CEMA (Yes/No)	Application Date	Guideline Name	TILA Status	MERS MIN Number	Qualifying FICO	Verification Safe Harbor Flag	Verification Safe Harbor Reference Document	ATR QM Total Points and Fees Audit	Default Interest Rate Flag	Default Interest Rate	Cross collateralized Loan Flag	Cross Collateralized Loan Release Provision	BK Discharge date	Bk Chapter	Foreclosure Date	Short Sale Date	Deed In Lieu Date	Months of Reserves for Subject Property	Project Classification: Warrantable/Non-Warrantable	Appraiser Name	Appraiser's License Number	Appraisal Company	Borrower Citizenship Indicator	Co Borrower Citizenship Indicator	Borrower Documentation Used to Determine Legal Residency	Co-Borrower Documentation Used to Determine Legal Residency	Borrower Employment Indicator	Co Borrower Employment Indicator	Underwriting Program	Borrower Years of W2s	CoBorrower Years of W2s	WVOE Flag (Borr)	# of Months of Income validated WVOE (Borr)	WVOE Form	WVOE Flag (Co-Borr)	# of Months of Income validated WVOE (Co-Borr)	WVOE Form (Co-Borr)	Borr Years of Personal Tax Returns/Transcripts (1040's)	Co-Borr Years of Personal Tax Returns/Transcripts (1040's)	Borr Years of Business Tax Returns/Transcripts	Co-Borr Years of Business Tax Returns/Transcripts	Bank Statement Flag (Borr)	# of months Personal Bank statements (Borr)	# of months Business Bank statements (Borr)	Bank Statement Flag (Co-Borr)	# of months Personal Bank statements (Co-Borr)	# of months Business Bank statements (Co-Borr)	P&L Flag (Borr)	# of Months P&L (Borr)	Who Prepared the P&L	CPA Letter Flag (Borr)	# of Months CPA verified income (Borr)	P&L Flag (Co-Borr)	Who Prepared the P&L	# of Months P&L (Co-Borr)	CPA Letter Flag (Co-Borr)	# of Months CPA verified income (Co-Borr)	Asset Depletion Flag (DTI)	Partial Asset Depletion Flag (DTI)	Asset Depletion months amortized	Asset Utilzation Flag (No DTI)	Bespoke Eligible Assets	Income Doc Summary	Calculated Front End Housing Ratio	Calculated Debt-to-Income Ratio	DSCR Flag	Number of Rental Units	Market Rent	Market Rent Source	Lease in Place	Actual in Place Rent	DSCR Calc based on Short Term Rental Income Flag	DSCR Calculation Method (at Orig)	Rental Income Used for DSCR	PITIA for DSCR	DSCR (at Origination)	Borrower Type	Loan closed in the name of an entity flag	Borrower Entity Name	Personal Guaranty Flag	Personal Guaranty Recourse to the Borrower Level	Guarantor Designation	Guarantor 1 First Name	Guarantor 1 Last Name	Guarantor 2 First Name	Guarantor 2 Last Name
xx	xx	2056386		No	Not Applicable	Not Applicable	Not Applicable	xx	xx	Not Covered/Exempt	xx	758	No		Not Applicable	Yes	17.38%	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	42	Not Applicable	xx	xx	xx	US Citizen	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Other [Primary]	Unavailable	Unavailable	Yes	2	xx	Form 216	Yes	xx	No	Form 216	xx	xx	1.29966	Limited Liability Corporation	Yes	xx	Yes	Full Recourse	US Citizen	xx	xx	Not Applicable	Not Applicable
xx	xx	2056387		No	Not Applicable	Not Applicable	Not Applicable	xx	xx	Not Covered/Exempt	xx	749	No		Not Applicable	Yes	17.13%	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	21	Not Applicable	xx	xx	xx	US Citizen	Not Applicable	Not Applicable	Not Applicable	Self-employed	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Other [Primary]	Unavailable	Unavailable	Yes	1	xx	Form 1007	Yes	xx	No	Lease Agreement	xx	xx	1.19372	Limited Liability Corporation	Yes	xx	Yes	Full Recourse	US Citizen	xx	xx	Not Applicable	Not Applicable
xx	xx	2056388		No	Not Applicable	Not Applicable	Not Applicable	xx	xx	Not Covered/Exempt	xx	749	No		Not Applicable	Yes	17.13%	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	30	Not Applicable	xx	xx	xx	US Citizen	Not Applicable	Not Applicable	Not Applicable	Self-employed	Not Applicable	DSCR	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	B1: Other [Primary]	Unavailable	Unavailable	Yes	1	xx	Form 1007	Yes	xx	No	Lease Agreement	xx	xx	1.14458	Limited Liability Corporation	Yes	xx	Yes	Full Recourse	US Citizen	xx	xx	Not Applicable	Not Applicable